Share-based payments (Tables)	6 Months Ended
Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Schedule of share-based model inputs

The model inputs were as follows:

February 10, 2022
Exercise price in USD	$212.00
Share price in USD	100.00
Expected term	From 5 years to 6 years
Expected volatility	80%
Risk free interest rate (US treasury bond)	1.99%
Dividend yield	-

Enterprise management incentive share option scheme [member]
IfrsStatementLineItems [Line Items]
Schedule of stock options activity

	Number of share options	Weighted average exercise price £

Outstanding at December 31, 2021	106,585	23.00
Granted during the period	-	-
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at June 30, 2022	106,585	23.00

Exercisable at June 30, 2022	106,585	23.00
Unexercisable at June 30, 2022	-	-

2021 share option scheme [member]
IfrsStatementLineItems [Line Items]
Schedule of stock options activity

	Number of share options	Weighted average exercise price $

Outstanding at December 31, 2021	-	-
Granted during the period	52,305	212.00
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at June 30, 2022	52,305	212.00

Exercisable at June 30, 2022	16,833	212.00
Unexercisable at June 30, 2022	35,472	212.00